Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,761,277.52

Principal:
Principal Collections	$27,062,504.84
Prepayments in Full	$18,448,155.19
Liquidation Proceeds	$324,601.68
Recoveries	$377.98
Sub Total	$45,835,639.69
Collections	$48,596,917.21

Purchase Amounts:
Purchase Amounts Related to Principal	$14,289.32
Purchase Amounts Related to Interest	$0.00
Sub Total	$14,289.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,611,206.53

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,611,206.53
Servicing Fee	$1,038,725.79	$1,038,725.79	$0.00	$0.00	$47,572,480.74
Interest - Class A-1 Notes	$3,033.51	$3,033.51	$0.00	$0.00	$47,569,447.23
Interest - Class A-2 Notes	$64,466.83	$64,466.83	$0.00	$0.00	$47,504,980.40
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$47,391,215.40
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$47,336,090.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,336,090.40
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$47,313,066.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,313,066.23
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$47,294,861.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,294,861.56
Regular Principal Payment	$66,139,801.70	$47,294,861.56	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$48,611,206.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,294,861.56
Total					$47,294,861.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$30,484,995.08	$148.73	$3,033.51	$0.01	$30,488,028.59	$148.74
Class A-2 Notes	$16,809,866.48	$36.94	$64,466.83	$0.14	$16,874,333.31	$37.08
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$47,294,861.56	$35.94	$277,619.18	$0.21	$47,572,480.74	$36.15

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$30,484,995.08	0.1487291	$0.00	0.0000000
Class A-2 Notes	$455,060,000.00	1.0000000	$438,250,133.52	0.9630601
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,141,394,995.08	0.8674005	$1,094,100,133.52	0.8314589

Pool Information
Weighted Average APR	2.486%	2.475%
Weighted Average Remaining Term	56.23	55.40
Number of Receivables Outstanding	40,414	39,393
Pool Balance	$1,246,470,952.41	$1,200,568,223.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,159,237,991.93	$1,116,291,663.16
Pool Factor	0.8805876	0.8481590

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$84,276,559.94
Targeted Overcollateralization Amount	$125,313,029.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,468,089.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$53,178.28
(Recoveries)		1	$377.98
Net Loss for Current Collection Period			$52,800.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0508%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0001%
Second Prior Collection Period			0.0449%
Prior Collection Period			0.0292%
Current Collection Period			0.0518%
Four Month Average (Current and Prior Three Collection Periods)			0.0315%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		264	$133,160.71
(Cumulative Recoveries)			$377.98
Cumulative Net Loss for All Collection Periods			$132,782.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0094%

Average Realized Loss for Receivables that have experienced a Realized Loss			$504.40
Average Net Loss for Receivables that have experienced a Realized Loss			$502.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.34%	133	$4,052,941.68
61-90 Days Delinquent	0.03%	10	$355,733.00
91-120 Days Delinquent	0.00%	2	$43,676.47
Over 120 Days Delinquent	0.00%	1	$28,394.04
Total Delinquent Receivables	0.37%	146	$4,480,745.19

Repossession Inventory:
Repossessed in the Current Collection Period		10	$353,355.32
Total Repossessed Inventory		12	$436,085.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0315%
Prior Collection Period			0.0371%
Current Collection Period			0.0330%
Three Month Average			0.0339%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0356%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	5

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	146	$5,334,778.37
2 Months Extended	127	$5,109,325.41
3+ Months Extended	11	$356,763.44

Total Receivables Extended	284	$10,800,867.22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer